LORD ABBETT RESEARCH FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

July 18, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form N-14 (“Registration Statement”) of Lord Abbett Research Fund, Inc. (the “Company”)

Ladies and Gentlemen:

Pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”); (ii) the General Instructions to Form N-14; and (iii) Regulation S-T, enclosed herewith for filing on behalf of the Company is the Company’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of Lord Abbett Classic Stock Fund (“Classic Stock Fund”) into Lord Abbett Calibrated Dividend Growth Fund, each a series of the Lord Abbett Research Fund, Inc. (“Calibrated Dividend Growth Fund” and, together with Classic Stock Fund, the “Funds”) (the “Reorganization”).

In accordance with the factors set forth by the staff of the U.S. Securities and Exchange Commission in North American Security Trust, SEC No-Action Letter (pub. avail. Aug. 5, 1994), we have determined that Calibrated Dividend Growth Fund will be the accounting survivor of the Reorganization because the combined Fund will most closely resemble Calibrated Dividend Growth Fund. Our analysis of each of these factors is as follows:

•	Investment Adviser. Lord, Abbett & Co. LLC serves as the investment adviser to Calibrated Dividend Growth Fund and will continue to serve as the investment adviser to the combined Fund after the Reorganization is completed.

•	Investment Objective, Policies, and Restrictions. After the Reorganization is completed, the combined Fund will be managed according to the investment objective, policies, and restrictions of Calibrated Dividend Growth Fund.

•	Expense Structures and Expense Ratios. After the Reorganization is completed, the combined Fund will have the same expense structure and expense ratios as Calibrated Dividend Growth Fund. The estimated annual expense ratio of the combined Fund is expected to be the same as or lower than the current annual expense ratio of Calibrated Dividend Growth Fund.

U.S. Securities and Exchange Commission

July 18, 2013

•	Relative Asset Size. Calibrated Dividend Growth Fund is larger than Classic Stock Fund. Based on June 28, 2013 data, Calibrated Dividend Growth Fund’s net assets constitute approximately 64% of the pro forma combined Fund resulting from the reorganization.

•	Portfolio Composition. The portfolio composition of the combined Fund will closely resemble that of Calibrated Dividend Growth Fund.

The Company respectfully requests that the Registration Statement be declared effective on August 19, 2013. Accordingly, the Company would appreciate receiving any comments on the Registration Statement from the staff as soon as practicable. The Company plans to file a pre-effective amendment to the Registration Statement for the purpose of including information about the Funds’ principal shareholders and Classic Stock Fund’s outstanding shares as of the record date, and filing the auditor’s consent. The Company plans to file a post-effective amendment to the Registration Statement for the purpose of filing the final tax opinion.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225 or Brooke A. Fapohunda at (201) 827-2279.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary